DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Potentially dilutive securities	1,329,341,854	1,715,038,564	137,990,874
Convertible Promissory Notes
Potentially dilutive securities	98,935,204	1,500,911,539	0
Series A Preferred Stock
Potentially dilutive securities	1,223,484,624	199,728,891	128,056,506
Series B Preferred Stock
Potentially dilutive securities	2,588,693	2,588,693	2,588,693
Stock Options and Warrants
Potentially dilutive securities	4,333,333
Convertible Debt
Potentially dilutive securities		5,476,108	4,252,555
Stock Options
Potentially dilutive securities		6,333,333	3,093,120